Impairment losses of financial assets	9 Months Ended
Sep. 30, 2023
Impairment losses of financial assets
Impairment losses of financial assets	Impairment losses on financial assets

	Three-month period		Nine-month period
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Loss on impairment adjustment of loans and advances to customers	(461,835)	(275,013)	(1,241,654)	(848,610)
Recovery of written-off credits	40,180	13,533	86,453	29,253
Others	13,756	(1,633)	(1,939)	834
Total	(407,899)	(263,113)	(1,157,140)	(818,523)